ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

MARKETABLE SECURITIES (33.99%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUNDS (13.58%)
Invesco S&P Global Water Index ETF	Exchange-traded fund	81,583	$2,998,486	$3,803,400
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	7,025,056
Vanguard Real Estate ETF	Exchange-traded fund	144,264	11,736,889	11,898,895
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	103,976
Total Exchange-Traded Funds			22,096,747	22,831,327

MUTUAL FUNDS (20.41%)
Fidelity International Real Estate Fund	Mutual Fund	1,358,956	17,717,092	13,698,276
GMO Resources Fund VI	Mutual Fund	200,161	5,774,964	4,929,970
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	363,873	5,900,000	5,166,990
Principal Real Estate Securities Fund R-6	Mutual Fund	416,766	11,450,000	10,510,838
TOTAL MUTUAL FUNDS			40,842,056	34,306,074
TOTAL MARKETABLE SECURITIES			62,938,803	57,137,401

PORTFOLIO FUNDS [b] (66.52%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (14.07%)
Green Courte Real Estate Partners III, LLC [a]	Private Real Estate		$3,410,026	$5,302,165	12/6/2011
Prime Property Fund, LLC	Private Real Estate	821	14,970,626	18,357,261	9/28/2017
TOTAL MEMBERSHIP INTERESTS			18,380,652	23,659,426

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.31%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	374,735	4,960,965	5,556,536	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,960,965	5,556,536

PARTNERSHIP INTERESTS (49.14%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	20,257	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		-	418,594	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		-	264,345	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,602,620	4,871,580	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,348,647	11,551,675	13,806,425	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		-	3,039,881	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,538,988	2,721,217	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		5,000,000	5,601,856	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		2,968,805	3,303,568	10/28/2021
Europe Fund III, L.P.[a]	Private Real Estate		1,620,523	4,587	5/14/2007
GCP SecureSpace Property Partners, LPa	Private Real Estate		2,452,694	2,452,694	12/7/2022
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	15,018	6/29/2010
GEM Realty Securities Flagship, L.P.[a]	Long/Short		7,132,747	13,903,269	8/3/2009
GI Data Infrastructure Fund L.P.[a]	Infrastructure		5,816,796	5,910,002	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		-	284,011	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,175	3,075,093	4,781,537	7/5/2018
HighBrook Income Property Fund, L.P.[a]	Private Real Estate		669,543	322,737	11/2/2012
HighBrook Property Fund IV (Main), L.P.[a]	Private Real Estate		5,712,996	6,012,126	2/22/2022
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	246,646	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	134,559	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		726,240	11,365	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(211,675)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		-	5,890,827	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		-	2,667	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,013,068	7/1/2022
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		3,933,220	3,501,804	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		2,490,832	2,277,173	12/13/2021
TOTAL PARTNERSHIP INTERESTS			65,795,099	82,600,138
TOTAL PORTFOLIO FUNDS			89,136,716	111,816,100

SHORT-TERM INVESTMENT (3.88%)	Type of Investment
Fidelity Investments Money Market Government Portfolio I, 4.06%[d]	Money Market Fund	6,515,461	6,515,461	6,515,461
TOTAL SHORT-TERM INVESTMENT			6,515,461	6,515,461
TOTAL INVESTMENTS (104.39%)			$158,590,980	$175,468,962
Liabilities in excess of other assets (-4.39%)				(7,371,772)
TOTAL NET ASSETS (100.00%)				$168,097,190

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[c]	Affiliated investment for which ownership exceeds 5% of the investment's capital.
[d]	The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.